Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
12.	Leases

Operating leases as lessee

As of December 31, 2022 and 2021, the Company has operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2031. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2022	As of December 31, 2021

Assets
Operating lease right-of-use assets, net	$27,880	$29,910

Liabilities
Operating lease liabilities, current	$9,634	$8,126
Operating lease liabilities, non-current	$17,507	$21,485

Weighted average remaining lease term (in years)	5.1	5.6
Weighted average discount rate (%)	5.78	5.80

Information related to operating lease activities during the years ended December 31, 2022 and 2021 are as follows:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Operating lease right-of-use assets obtained in exchange for lease liabilities	$9,674	$12,247	$7,526

Operating lease expense
Amortization of right-of-use assets	9,157	7,963	7,248
Interest of lease liabilities	1,656	1,585	1,339
Total	$10,813	$9,548	$8,587

Maturities of lease liabilities were as follows:

Lease Liabilities

Twelve months ending December 31,
2023	$9,924
2024	7,017
2025	4,433
2026	3,055
2027	2,071
Thereafter	4,706
Total lease payments	31,206
Less: imputed interest	(4,065)
Total	$27,141